Schedule of Investments (unaudited)
November 30, 2025
 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Municipal Bonds — 96.2%
Alabama — 3.3%
Alabama State Corrections Institution Finance Authority Revenue, Series A	5.250%	7/1/47	$10,000,000	$10,530,752
Black Belt Energy Gas District, AL, Gas Project Revenue Bonds:
Project No 6, Series B	4.000%	12/1/26	3,470,000	3,490,666 (a)(b)
Series D, Refunding	5.000%	8/1/35	6,500,000	7,048,650 (a)(b)
Series D, Refunding	5.000%	8/1/35	1,880,000	2,043,018
Series D-1, Refunding	5.500%	2/1/29	3,500,000	3,709,741 (a)(b)
Hoover, AL, IDA Revenue, United States Steel Corp. Project, Series 2019	5.750%	10/1/49	3,300,000	3,345,879 (c)
Jefferson County, AL, Sewer Revenue:
Warrants, Series 2024, Refunding	5.250%	10/1/44	3,000,000	3,185,834
Warrants, Series 2024, Refunding	5.250%	10/1/45	2,500,000	2,638,563
Warrants, Series 2024, Refunding	5.250%	10/1/49	11,000,000	11,441,881
Warrants, Series 2024, Refunding	5.500%	10/1/53	9,500,000	10,013,380
Mobile County, AL, IDA Revenue:
Solid Waste Disposal Facility, Calvert LLC Project, Series A	5.000%	6/1/54	5,720,000	5,555,832 (c)
Solid Waste Disposal Facility, Calvert LLC Project, Series B	4.750%	12/1/54	4,250,000	3,971,697 (c)
Southeast Alabama Gas Supply District, Gas Supply Revenue:
Project No 1, Series A, Refunding	5.000%	4/1/31	2,100,000	2,253,881
Project No 1, Series A, Refunding	5.000%	4/1/32	4,495,000	4,865,384
Southeast Energy Authority, AL, Cooperative District, Energy Supply Revenue, Series B	5.250%	1/1/33	9,925,000	10,531,105 (a)(b)
Total Alabama				84,626,263
Alaska — 0.6%
Alaska State Housing Finance Corp. Revenue:
State Capital Project II, Series B, Refunding	5.000%	12/1/37	1,505,000	1,593,262
State Capital Project II, Series B, Refunding	5.000%	12/1/38	1,150,000	1,213,086
State Capital Project II, Series B, Refunding	5.000%	12/1/39	760,000	799,737
Anchorage, AK, Port Revenue, Series A	5.000%	12/1/50	4,325,000	4,401,635 (c)
Northern Tobacco Securitization Corp., AK, Revenue:
Asset Backed Senior Bonds, Class 1, Series A, Refunding	4.000%	6/1/34	760,000	764,478
Asset Backed Senior Bonds, Class 1, Series A, Refunding	4.000%	6/1/35	1,900,000	1,900,000
Asset Backed Senior Bonds, Class 1, Series A, Refunding	4.000%	6/1/37	2,165,000	2,121,956
Asset Backed Senior Bonds, Class 1, Series A, Refunding	4.000%	6/1/40	1,025,000	966,670
Northern Tobacco Securitization Corp., AK, Tobacco Settlement Revenue, Asset Backed Senior Bonds, Class 1, Series A, Refunding	4.000%	6/1/50	2,250,000	1,892,129
Total Alaska				15,652,953
Arizona — 2.1%
Arizona State IDA, Education Revenue:
Academies Math & Science Project, Series A, Refunding, SD Credit Program	5.000%	7/1/48	1,365,000	1,357,548
Academies Math & Science Project, Series S, Refunding, SD Credit Program	5.000%	7/1/47	985,000	981,789
Basis School Project, Credit Enhanced, Series F, Refunding, SD Credit Program	5.000%	7/1/47	1,140,000	1,144,862
Basis School Project, Credit Enhanced, Series F, Refunding, SD Credit Program	5.000%	7/1/52	760,000	761,580
Basis School Project, Series D, Refunding	5.000%	7/1/37	455,000	456,880 (d)
Basis School Project, Series D, Refunding	5.000%	7/1/47	655,000	613,881 (d)
Basis School Project, Series D, Refunding	5.000%	7/1/51	1,960,000	1,798,278 (d)
Arizona State IDA, Hospital Revenue, Phoenix Children’s Hospital, Series A	4.000%	2/1/50	3,035,000	2,701,117
See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
November 30, 2025
 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Arizona — continued
Chandler, AZ, IDA Revenue:
Intel Corp. Project	3.800%	6/15/28	$7,600,000	$7,634,482 (a)(b)
Intel Corp. Project	4.100%	6/15/28	4,350,000	4,360,656 (a)(b)(c)
Intel Corp. Project	4.000%	6/1/29	11,600,000	11,777,814 (a)(b)(c)
Maricopa County, AZ, IDA, Education Revenue:
Great Hearts Arizona Project, Series A, Refunding, SD Credit Program	5.000%	7/1/52	760,000	760,892
Great Hearts Arizona Project, Series C, SD Credit Program	5.000%	7/1/37	230,000	233,885
Great Hearts Arizona Project, Series C, SD Credit Program	5.000%	7/1/48	455,000	456,281
Legacy Traditional School Project, Series A, Refunding, SD Credit Program	5.000%	7/1/39	530,000	544,008
Legacy Traditional School Project, Series A, Refunding, SD Credit Program	5.000%	7/1/49	985,000	985,416
Navajo Nation, AZ, Revenue, Series A, Refunding	5.500%	12/1/30	3,975,000	3,979,713 (d)
Phoenix, AZ, IDA, Education Revenue, Great Hearts Academies, Refunding	5.000%	7/1/46	985,000	972,619
Queen Creek, AZ, Excise Tax & State Shared Revenue:
Series A	5.000%	8/1/42	1,245,000	1,286,240
Series A	5.000%	8/1/47	1,520,000	1,552,607
Salt Verde, AZ, Financial Corp., Natural Gas Revenue, Series 2007	5.250%	12/1/28	9,110,000	9,564,564
Total Arizona				53,925,112
Arkansas — 0.1%

Arkansas State Development Finance Authority, Environmental Improvement Revenue, United States Steel Corporation Project, Green Bonds	5.700%	5/1/53	3,500,000	3,571,044 (c)
California — 10.1%
Alameda, CA, Corridor Transportation Authority Revenue:
Second Subordinated Lien, Series B, Refunding	5.000%	10/1/34	5,125,000	5,206,388
Second Subordinated Lien, Series B, Refunding	5.000%	10/1/37	1,710,000	1,732,552
Bay Area Toll Authority, CA, Toll Bridge Revenue, San Francisco Bay Area, Series A (SIFMA Municipal Swap Index Yield + 1.250%)	4.040%	4/1/27	15,495,000	15,528,795 (a)(b)
California State Community Choice Financing Authority Revenue:
Clean Energy Project, Green Bonds, Series A-1	4.000%	8/1/28	3,450,000	3,526,039 (a)(b)
Clean Energy Project, Green Bonds, Series B	5.000%	12/1/32	29,000,000	30,521,668 (a)(b)
Clean Energy Project, Green Bonds, Series B-1	5.000%	8/1/29	10,000,000	10,505,749 (a)(b)
Clean Energy Project, Green Bonds, Series B-1	4.000%	8/1/31	4,500,000	4,584,584 (a)(b)
Clean Energy Project, Green Bonds, Series C	5.000%	10/1/32	5,400,000	5,739,972 (a)(b)
Clean Energy Project, Green Bonds, Series E	5.000%	9/1/32	25,000,000	26,901,285 (a)(b)
Clean Energy Project, Green Bonds, Series H	5.000%	8/1/33	10,900,000	12,033,921 (a)(b)
California State Health Facilities Financing Authority Revenue:
Lucile Salter Packard Children’s Hospital at Stanford	5.000%	11/15/49	5,695,000	5,718,827
Lucile Salter Packard Children’s Hospital at Stanford	5.000%	11/15/56	1,140,000	1,150,123
California State MFA Revenue, Senior Lien, LINXS APM Project, Series A	5.000%	12/31/43	15,020,000	15,111,607 (c)
California State MFA Special Facility Revenue, United Airlines, Inc., Los Angeles International Airport Project	4.000%	7/15/29	910,000	917,300 (c)
California State PCFA Water Furnishing Revenue:
San Diego County Water Authority Desalination Project, Refunding	5.000%	7/1/29	1,280,000	1,318,583 (d)
San Diego County Water Authority Desalination Project, Refunding	5.000%	7/1/39	5,540,000	5,695,349 (d)
San Diego County Water Authority Desalination Project, Refunding	5.000%	11/21/45	6,070,000	6,147,026 (d)
Long Beach, CA, Bond Finance Authority Revenue:
Natural Gas Purchase, Series A	5.000%	11/15/29	1,900,000	2,041,606
See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2025 Quarterly Report

 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

California — continued
Natural Gas Purchase, Series A	5.500%	11/15/37	$2,830,000	$3,369,798
Los Angeles, CA, Department of Airports Revenue:
Los Angeles International Airport, Subordinated, Series C	5.000%	5/15/37	2,430,000	2,582,936 (c)
Los Angeles International Airport, Subordinated, Series C	5.000%	5/15/44	4,350,000	4,393,699 (c)
Los Angeles International Airport, Subordinated, Series D	5.000%	5/15/38	2,275,000	2,360,173 (c)
Los Angeles International Airport, Subordinated, Series F, Refunding	5.000%	5/15/34	1,215,000	1,286,483 (c)
Los Angeles International Airport, Subordinated, Series F, Refunding	4.000%	5/15/49	2,675,000	2,426,229 (c)
Los Angeles, CA, Department of Water & Power, Power System Revenue:
Series A	5.000%	7/1/42	5,695,000	5,756,799
Series A, Refunding	5.000%	7/1/46	1,520,000	1,520,282
Series C	5.000%	7/1/38	760,000	778,162
Series C	5.000%	7/1/42	4,865,000	4,941,486
M-S-R Energy Authority, CA, Natural Gas Revenue:
Series A	7.000%	11/1/34	5,315,000	6,489,433
Series A	6.500%	11/1/39	5,515,000	6,791,639
Series B	7.000%	11/1/34	17,615,000	21,507,313
Series B	6.500%	11/1/39	5,820,000	7,167,241
Series C	6.125%	11/1/29	2,910,000	3,081,877
Series C	6.500%	11/1/39	980,000	1,206,855
River Islands, CA, Public Financing Authority, Special Tax Revenue:
Community Facilities District No 2020-1, Series 2023, AG	4.500%	9/1/53	2,300,000	2,300,013
Community Facilities District No 2023-1	5.625%	9/1/53	1,575,000	1,639,641
Roseville, CA, Natural Gas Financing Authority Revenue, Series 2007	5.000%	2/15/27	3,035,000	3,106,346
San Bernardino, CA, USD Revenue, COP, 2019 School Financing Project, AG	5.000%	10/1/38	1,330,000	1,391,360
San Diego County, CA, Regional Transportation Commission, Sales Tax Revenue, Series A, Refunding	5.000%	4/1/48	680,000	682,494
San Francisco, CA, City & County Airport Commission, International Airport Revenue:
Second Series A, Unrefunded	5.000%	5/1/47	3,000,000	3,011,889 (c)
Series A, Refunding	5.000%	5/1/35	7,590,000	8,238,766 (c)
Series D, Refunding	5.000%	5/1/48	5,000	5,173 (c)(e)
Series D, Unrefunded	5.000%	5/1/48	3,410,000	3,439,143 (c)
SFO Fuel Company LLC, Series A, Refunding	5.000%	1/1/37	875,000	913,530 (c)
SFO Fuel Company LLC, Series A, Refunding	5.000%	1/1/47	1,140,000	1,154,736 (c)
Sanger, CA, USD Revenue, COP, Capital Projects, Unrefunded, AG	5.000%	6/1/52	190,000	190,026
Tobacco Securitization Authority of Southern California Revenue, Asset Backed Refunding, San Diego County Tobacco Asset Securitization Corporation, Class 1, Series A	5.000%	6/1/48	2,130,000	2,134,358
Total California				258,249,254
Colorado — 2.7%
Base Village Metropolitan District No 2, CO, GO, Series A, Refunding	5.500%	12/1/36	774,000	774,567
Broadway Station Metropolitan District No 3, CO, GO:
Series A	5.000%	12/1/39	750,000	667,687
Series A	5.000%	12/1/49	1,000,000	783,961
Colorado Springs, CO, Utilities System Revenue, Series B	4.000%	11/15/46	7,300,000	6,973,094
See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
November 30, 2025
 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Colorado — continued
Colorado State Educational & Cultural Facilities Authority Revenue:
University of Denver Project, Series A	5.000%	3/1/43	$2,810,000	$2,853,377
University of Denver Project, Series A	5.000%	3/1/47	3,720,000	3,764,202
Colorado State Health Facilities Authority Revenue:
Adventhealth Obligated Group, Series A, Refunding	4.000%	11/15/38	8,035,000	8,145,730
Commonspirit Health Project, Series A	5.500%	11/1/47	3,500,000	3,703,535
Commonspirit Health Project, Series A	5.250%	11/1/52	3,500,000	3,612,722
Commonspirit Health Project, Series A-2, Refunding	4.000%	8/1/49	3,415,000	2,995,430
Improvement and Refunding Revenue, Bethesda Project, Series A	5.000%	9/15/48	3,755,000	3,473,336
Colorado State High Performance Transportation Enterprise Revenue:
C-470 Express Lanes	5.000%	12/31/47	1,140,000	1,139,939
C-470 Express Lanes	5.000%	12/31/51	1,215,000	1,208,077
Denver, CO, Airport System Revenue:
Subordinated, Series B, Refunding	5.000%	11/15/30	3,000,000	3,274,107 (c)
Subordinated, Series B, Refunding	5.000%	11/15/31	4,250,000	4,695,148 (c)
Subordinated, Series B, Refunding	5.000%	11/15/33	3,500,000	3,921,766 (c)
District of Vauxmont Metropolitan, CO, GO, Series 2020, Refunding, AG	5.000%	12/1/50	1,139,000	1,155,916
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.500%	11/15/38	6,375,000	7,797,880
Regional Transportation District, CO, Denver Transit Partners Eagle P3 Project, Series A, Refunding	3.000%	7/15/37	760,000	691,073
Southern Ute Indian Tribe Reservation, CO, GO, Series A	5.000%	4/1/35	5,600,000	6,137,670 (d)
Total Colorado				67,769,217
Connecticut — 0.2%
Connecticut Airport Authority, Customer Facility Charge Revenue, Ground Transportation, Center Project, Series A	5.000%	7/1/49	1,520,000	1,530,550 (c)
Harbor Point, CT, Infrastructure Improvement District, Special Obligation Revenue, Harbor Point Project Ltd., Refunding	5.000%	4/1/39	2,920,000	2,961,233 (d)
Total Connecticut				4,491,783
Delaware — 0.3%
Delaware State EDA Revenue:
Acts Retirement Communities, Series 2018	5.000%	11/15/48	2,275,000	2,253,615
Acts Retirement Communities, Series 2023	5.250%	11/15/53	1,500,000	1,509,147
Delaware State Health Facilities Authority Revenue, Beebe Medical Center Project	5.000%	6/1/48	2,275,000	2,217,882
Delaware State Transportation Authority Revenue, US 301 Project	5.000%	6/1/45	2,330,000	2,330,426
Total Delaware				8,311,070
District of Columbia — 1.1%
District of Columbia Revenue:
KIPP DC Project, Series B, Refunding	5.000%	7/1/42	7,020,000	7,077,190
KIPP DC Project, Series B, Refunding	5.000%	7/1/48	5,465,000	5,471,138
Metropolitan Washington, DC, Airports Authority Aviation Revenue:
Series A, Refunding	5.000%	10/1/29	6,600,000	7,082,106 (c)
Series A, Refunding	5.000%	10/1/30	8,180,000	8,928,066 (c)
Total District of Columbia				28,558,500
See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2025 Quarterly Report

 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Florida — 4.9%
Broward County, FL, Airport System Revenue:
Series 2017	5.000%	10/1/42	$2,655,000	$2,679,181 (c)
Series 2017	5.000%	10/1/47	2,545,000	2,551,691 (c)
Series A	5.000%	10/1/28	1,140,000	1,201,884 (c)
Series A	5.000%	10/1/45	15,000,000	14,935,908 (c)
Broward County, FL, Port Facilities Revenue:
Series 2022	4.500%	9/1/47	1,725,000	1,646,348 (c)
Series 2022	5.500%	9/1/52	3,000,000	3,150,159 (c)
Series B	5.000%	9/1/32	7,875,000	8,325,556 (c)
Series B	5.000%	9/1/33	6,535,000	6,889,035 (c)
Cape Coral, FL, Water & Sewer Revenue:
Refunding	5.000%	10/1/39	3,795,000	3,904,033
Refunding, BAM	5.250%	10/1/53	2,500,000	2,661,973
Cityplace, FL, Community Development District, Special Assessment Revenue, Refunding	5.000%	5/1/26	515,000	518,337
FAU Finance Corporation Florida Capital Improvement Revenue:
Student Housing Project, Refunding, Series A	5.000%	7/1/36	3,035,000	3,211,793
Student Housing Project, Refunding, Series A	5.000%	7/1/38	3,035,000	3,167,796
Student Housing Project, Refunding, Series A	5.000%	7/1/39	1,900,000	1,977,152
Florida State Development Finance Corp., Revenue, Brightline Passenger Rail Project, Refunding, AG	5.250%	7/1/53	11,065,000	11,050,293 (c)
Fort Pierce, FL, Utilities Authority Revenue, Series A, Refunding, AG	4.000%	10/1/52	3,035,000	2,813,523
Greater Orlando, FL, Aviation Authority, Airport Facilities Revenue:
Priority Subordinated, Series A	5.000%	10/1/42	3,605,000	3,644,794 (c)
Priority Subordinated, Series A	5.000%	10/1/47	2,825,000	2,837,344 (c)
Hillsborough County, FL, Aviation Authority Revenue, Tampa International Airport, Series E	5.000%	10/1/43	4,025,000	4,082,601 (c)
Miami-Dade County, FL, Aviation Revenue:
Series A, Refunding	4.000%	10/1/39	1,270,000	1,275,035
Series A, Refunding	5.000%	10/1/41	5,505,000	5,545,941
Series B, Refunding	5.000%	10/1/40	2,275,000	2,302,782 (c)
Miami-Dade County, FL, Health Facilities Authority, Hospital Revenue, Nicklaus Children’s Hospital, Refunding	5.000%	8/1/47	4,935,000	4,980,226
Miami-Dade County, FL, Seaport Revenue, Senior Bonds, Series A, Refunding	5.000%	10/1/47	8,765,000	8,897,481 (c)
Okaloosa County, FL, IDR, Air Force Enlisted Village Inc. Project	5.750%	5/15/55	550,000	559,050 (d)
Orange County, FL, Health Facilities Authority Revenue:
Orlando Health Inc., Series A	5.000%	10/1/53	4,700,000	4,798,785
Orlando Health Inc., Series A, Refunding	4.500%	10/1/56	3,775,000	3,676,965
Palm Beach County, FL, Health Facilities Authority Revenue:
Acts Retirement-Life Communities	5.000%	11/15/45	1,330,000	1,330,983
Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion, Refunding	4.000%	6/1/41	760,000	677,343
Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion, Series A	5.000%	6/1/55	970,000	895,069
Toby & Leon Cooperman Sinai Residences of Boca Raton, Refunding	4.000%	6/1/36	1,520,000	1,463,849
See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
November 30, 2025
 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Florida — continued
Reunion, FL, East Community Development District, Special Assessment Bond, Series A-2	7.375%	5/1/33	$645,000	$7 (f)(g)
Sarasota County, FL, Public Hospital Board Revenue, Sarasota Memorial Hospital, Series B, Refunding, NATL	5.500%	7/1/28	1,975,000	2,053,281
Tampa, FL, Hospital Revenue, H. Lee Moffitt Cancer Center Project, Series B	4.000%	7/1/45	1,140,000	1,053,051
Tampa, FL, Sports Authority Revenue, Tampa Bay Arena Project, NATL, GTD	6.100%	10/1/26	150,000	152,834
Wildwood, FL, Village Community Development District No 15, Special Assessment Revenue:
Series 2023	5.250%	5/1/54	1,500,000	1,506,013 (d)
Series 2024	4.800%	5/1/55	1,445,000	1,389,170 (d)
Total Florida				123,807,266
Georgia — 1.7%
Atlanta, GA, Water & Wastewater Revenue, Series A, NATL	5.500%	11/1/27	330,000	343,139
Brookhaven, GA, Development Authority Revenue:
Children’s Healthcare of Atlanta, Inc., Series A	4.000%	7/1/44	1,140,000	1,102,898
Children’s Healthcare of Atlanta, Inc., Series A	4.000%	7/1/49	5,315,000	4,852,011
Cobb County, GA, Kennestone Hospital Authority Revenue, Wellstar Health System, Inc. Project, Series A, Refunding	5.000%	4/1/50	3,640,000	3,700,601
Cobb-Marietta Counties, GA, Coliseum & Exhibit Hall Authority Revenue, Refunding, NATL	5.625%	10/1/26	115,000	117,263
Fulton County, GA, Development Authority Revenue, Wellstar Health System, Inc. Project, Series A	4.000%	4/1/50	2,465,000	2,213,940
Georgia State Higher Education Facilities Authority Revenue:
USG Real Estate Foundation II LLC Project, Refunding	5.000%	6/15/34	835,000	887,691
USG Real Estate Foundation II LLC Project, Refunding	5.000%	6/15/35	760,000	805,988
Georgia State Municipal Electric Authority, Power Revenue:
Plant Vogtle Units 3&4 Project, Series A	5.000%	1/1/49	1,520,000	1,523,376
Plant Vogtle Units 3&4, Project J, Series A, Refunding	4.000%	1/1/51	760,000	682,163
Plant Vogtle Units 3&4, Project M, Series A	5.250%	7/1/64	4,000,000	4,155,692
Plant Vogtle Units 3&4, Project M, Series A, Refunding	4.000%	1/1/51	760,000	682,163
Plant Vogtle Units 3&4, Project P, Series A	5.500%	7/1/64	2,350,000	2,412,321
Project One, Series A, Refunding	5.000%	1/1/50	1,710,000	1,739,912
Project One, Subordinated, Series A, Refunding	5.000%	1/1/45	1,480,000	1,517,713
Main Street Natural Gas Inc., GA, Gas Project Revenue:
Series A	5.500%	9/15/26	7,590,000	7,712,714
Series A	5.000%	5/15/34	1,520,000	1,596,210
Series A	5.000%	5/15/43	1,480,000	1,507,936
Series C	5.000%	9/1/30	4,850,000	5,177,934 (a)(b)
Total Georgia				42,731,665
Guam — 0.1%
Guam Government, Business Privilege Tax Revenue:
Series F, Refunding	5.000%	1/1/29	760,000	801,698
Series F, Refunding	4.000%	1/1/36	2,655,000	2,690,519
Total Guam				3,492,217
Hawaii — 0.3%
Honolulu, HI, City & County Wastewater System Revenue:
First Senior Bond Resolution, Series A	3.000%	7/1/41	6,790,000	5,871,570
See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2025 Quarterly Report

 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Hawaii — continued
First Senior Bond Resolution, Series A, Refunding	5.000%	7/1/37	$2,500,000	$2,907,480
Total Hawaii				8,779,050
Illinois — 12.3%
Chicago, IL, Board of Education, Dedicated Capital Improvement, Special Tax Revenue:
Series 2017	5.000%	4/1/46	1,235,000	1,180,840
Series 2018	5.000%	4/1/38	910,000	920,874
Series 2018	5.000%	4/1/42	3,340,000	3,325,001
Series 2023	5.750%	4/1/48	1,500,000	1,581,095
Chicago, IL, Board of Education, GO:
Dedicated, Series A	5.000%	12/1/36	605,000	602,924
Dedicated, Series A	5.000%	12/1/38	2,825,000	2,778,162
Dedicated, Series A	5.000%	12/1/43	3,500,000	3,254,242
Dedicated, Series A	5.875%	12/1/47	2,500,000	2,511,105
Dedicated, Series G, Refunding	5.000%	12/1/34	605,000	605,105
Dedicated, Series G, Refunding	5.000%	12/1/44	1,330,000	1,218,890
Dedicated, Series H	5.000%	12/1/36	1,140,000	1,136,088
Dedicated, Series H	5.000%	12/1/46	3,010,000	2,706,551
Series A	5.000%	12/1/35	7,870,000	7,871,001
Series A	5.000%	12/1/39	4,700,000	4,601,435
Series A	5.000%	12/1/40	2,125,000	2,051,471
Series A	5.000%	12/1/41	16,040,000	15,230,439
Series B, Refunding	5.000%	12/1/36	1,935,000	1,928,361
Series C, Refunding	5.000%	12/1/25	1,820,000	1,820,000
Series C, Refunding, AG	5.000%	12/1/32	3,075,000	3,195,397
Series D	5.000%	12/1/46	3,225,000	2,899,877
Chicago, IL, GO, Series A	5.500%	1/1/49	13,035,000	12,878,650
Chicago, IL, O’Hare International Airport Revenue:
General Senior Lien, Series B, Refunding	5.000%	1/1/35	1,710,000	1,712,159
General Senior Lien, Series B, Refunding	5.000%	1/1/41	1,140,000	1,140,649
Senior Lien, Series D	5.000%	1/1/47	7,305,000	7,347,175
Senior Lien, Series G	5.000%	1/1/47	1,250,000	1,251,060 (c)
Senior Lien, Series G	5.000%	1/1/52	1,155,000	1,155,080 (c)
TrIPS Obligated Group	5.000%	7/1/48	2,920,000	2,911,867 (c)
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue:
Second Lien	5.000%	12/1/51	3,340,000	3,351,965
Second Lien, Series A, Refunding	5.000%	12/1/45	1,430,000	1,471,494
Second Lien, Series A, Refunding	4.000%	12/1/49	3,260,000	2,957,323
Second Lien, Series A, Refunding	4.000%	12/1/55	2,125,000	1,896,702
Chicago, IL, Wastewater Transmission Revenue:
Second Lien, Series A	5.000%	1/1/47	1,215,000	1,223,068
Second Lien, Series A, AG	5.250%	1/1/53	4,250,000	4,455,459
Second Lien, Series A, AG	5.250%	1/1/58	6,365,000	6,656,436
Second Lien, Series B, Refunding	5.000%	1/1/36	3,055,000	3,115,423
Second Lien, Series B, Refunding	5.000%	1/1/38	760,000	773,183
See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
November 30, 2025
 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Illinois — continued
Chicago, IL, Waterworks Revenue:
Second Lien, Series 2017, Refunding	5.000%	11/1/29	$760,000	$790,431
Second Lien, Series 2017-2, Refunding, AG	5.000%	11/1/32	760,000	786,572
Second Lien, Series 2017-2, Refunding, AG	5.000%	11/1/34	4,555,000	4,708,311
Second Lien, Series 2017-2, Refunding, AG	5.000%	11/1/37	1,565,000	1,606,210
Cook County, IL, Sales Tax Revenue:
Series A, Refunding	4.000%	11/15/40	2,085,000	2,070,517
Series A, Refunding	4.000%	11/15/41	2,845,000	2,794,845
Illinois State Finance Authority Revenue:
Benedictine University, Refunding	5.000%	10/1/31	760,000	735,191
Benedictine University, Refunding	4.000%	10/1/33	545,000	483,085
Northshore University Healthsystem, Series A, Refunding	4.000%	8/15/39	2,920,000	2,886,390
Northshore University Healthsystem, Series A, Refunding	4.000%	8/15/40	1,270,000	1,246,214
OSF Healthcare System, Series A, Refunding	4.000%	5/15/50	4,180,000	3,638,225
Surface Freight Transfer Facilities, Centerpoint Joliet Terminal Railroad Project	4.800%	7/2/35	6,700,000	6,915,640 (a)(b)(c)(d)
University of Illinois at Urbana, Academic Facilities Lease Revenue Bonds	5.000%	10/1/44	760,000	779,413
University of Illinois at Urbana, Academic Facilities Lease Revenue Bonds	5.000%	10/1/49	910,000	926,389
University of Illinois at Urbana, Academic Facilities Lease Revenue Bonds	5.000%	10/1/51	760,000	771,698
University of Illinois, Health Services Facilities Lease Revenue Bonds	4.000%	10/1/50	1,710,000	1,497,089
Illinois State Finance Authority, Student Housing & Academic Facilities Revenue:
CHF Chicago LLC, University of Illinois Chicago Project	5.000%	2/15/47	1,520,000	1,478,328
CHF Chicago LLC, University of Illinois Chicago Project	5.000%	2/15/50	380,000	363,566
Illinois State Sports Facilities Authority Revenue:
Sport Facilities Project, Series 2019, Refunding	5.000%	6/15/28	1,520,000	1,565,672
Sport Facilities Project, Series 2019, Refunding	5.000%	6/15/29	1,520,000	1,586,315
Sport Facilities Project, Series 2019, Refunding, BAM	5.000%	6/15/28	950,000	992,783
Sport Facilities Project, Series 2019, Refunding, BAM	5.000%	6/15/29	1,860,000	1,975,603
Illinois State Toll Highway Authority Revenue:
Series A	5.000%	1/1/40	4,555,000	4,767,093
Series A	5.000%	1/1/42	17,075,000	17,457,454
Illinois State University Revenue:
Auxiliary Facilities System, Refunding, AG	5.000%	4/1/31	570,000	596,992
Auxiliary Facilities System, Refunding, AG	5.000%	4/1/33	380,000	396,223
Auxiliary Facilities System, Refunding, AG	5.000%	4/1/36	570,000	590,721
Illinois State, GO:
Series 2016	5.000%	1/1/33	1,900,000	1,902,804
Series 2016	5.000%	11/1/33	1,405,000	1,427,053
Series 2016, Refunding	5.000%	2/1/27	18,480,000	18,907,040
Series 2016, Refunding	5.000%	2/1/29	985,000	1,007,055
Series A	5.000%	3/1/34	2,000,000	2,174,322
Series A	4.000%	3/1/39	3,975,000	3,894,460
Series A	5.000%	5/1/39	2,275,000	2,329,744
Series A	5.000%	3/1/46	7,855,000	8,018,811
Series A, Refunding	5.000%	10/1/30	3,680,000	3,882,780
Series B	4.000%	12/1/37	3,500,000	3,478,174
Series B	4.250%	5/1/46	5,400,000	5,104,031
See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2025 Quarterly Report

 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Illinois — continued
Series C	5.000%	12/1/41	$4,500,000	$4,765,574
Series D	5.000%	11/1/27	29,275,000	30,403,832
Series D	5.000%	11/1/28	5,700,000	5,914,372
Metropolitan Pier & Exposition Authority, IL, Revenue:
McCormick Place Expansion Project, Series A	5.000%	6/15/57	760,000	748,218
McCormick Place Expansion Project, Series A, BAM-TCRS	0.000%	12/15/56	7,500,000	1,679,724
McCormick Place Expansion Project, Series A, Refunding	4.000%	12/15/42	9,680,000	9,071,386
McCormick Place Expansion Project, Series A, Refunding	4.000%	6/15/50	14,600,000	12,550,364
McCormick Place Expansion Project, Series A, Refunding	5.000%	6/15/50	9,000,000	8,963,006
McCormick Place Expansion Project, Series B-1, Refunding, AG	0.000%	6/15/47	1,000,000	365,756
Regional Transportation Authority, IL, GO, Series A	4.000%	6/1/46	6,890,000	6,335,042
Total Illinois				313,047,069
Indiana — 0.9%
Ball State University, IN, Board of Student Fee Bonds, Series S, Refunding	4.000%	7/1/36	1,365,000	1,389,639
Indiana State Finance Authority Revenue:
Marion General Hospital, Series A	4.000%	7/1/45	3,795,000	3,556,889
Midwestern Disaster Relief, Ohio Valley Electric Corp. Project, Series A	4.250%	11/1/30	3,680,000	3,798,628
Indiana State Finance Authority Wastewater Utility Revenue, CWA Authority Project, Green Bonds, Series A	5.000%	10/1/46	7,200,000	7,220,406
Indiana State Finance Authority, Wastewater Utility Revenue:
CWA Authority Project, Series A, Refunding	5.000%	10/1/41	1,155,000	1,262,075
CWA Authority Project, Series A, Refunding	5.000%	10/1/42	1,350,000	1,459,629
CWA Authority Project, Series A, Refunding	5.000%	10/1/43	1,550,000	1,660,200
CWA Authority Project, Series A, Refunding	5.000%	10/1/44	1,400,000	1,488,594
Northern Indiana Commuter Transportation District, Industrial Revenue, Limited Obligation Revenue	5.000%	7/1/41	1,900,000	1,901,200
Total Indiana				23,737,260
Iowa — 0.1%

Iowa State Tobacco Settlement Authority Revenue, Asset Backed Senior Bonds, Class 1, Series A-2, Refunding	4.000%	6/1/49	2,290,000	1,955,334
Kansas — 0.4%
Sedgwick County, KS, Public Building Commission Revenue:
Series 3	5.000%	2/1/39	3,305,000	3,309,543
Series 3	5.000%	2/1/44	2,275,000	2,277,983
Wyandotte County/Kansas City, KS, Unified Government Utility System Revenue:
Improvement, Series A	5.000%	9/1/40	1,520,000	1,520,883
Improvement, Series A	5.000%	9/1/45	2,275,000	2,275,639
Total Kansas				9,384,048
Kentucky — 0.4%
Kentucky State Economic Development Finance Authority Revenue, Louisville Arena, Louisville Arena Authority Inc., Refunding, AG	5.000%	12/1/45	2,960,000	2,996,798
Kentucky State PEA, Gas Supply Revenue, Series A, Refunding	5.250%	12/1/29	3,750,000	3,996,890 (a)(b)
Louisville/Jefferson County, KY, Metropolitan Government Health System Revenue:
Norton Healthcare Inc., Series A	5.000%	10/1/37	1,595,000	1,683,126
Norton Healthcare Inc., Series A	5.000%	10/1/38	1,140,000	1,197,872
See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
November 30, 2025
 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Kentucky — continued
Norton Healthcare Inc., Series A	4.000%	10/1/39	$760,000	$746,504
Total Kentucky				10,621,190
Louisiana — 0.9%
Lafayette Parish, LA, School Board Sales Tax Revenue:
Series 2023	4.000%	4/1/48	2,400,000	2,267,510
Series 2023	4.000%	4/1/53	2,850,000	2,631,615
Louisiana State PFA, Lease Revenue, Provident Group, Flagship Property, Louisiana University Nicholson Gateway	5.000%	7/1/46	3,605,000	3,609,588
Shreveport, LA, Water & Sewer Revenue, Series A, AG	5.000%	12/1/41	1,775,000	1,810,933
St. John the Baptist Parish, LA, State Revenue:
Marathon Oil Corp. Project, Series B-2, Refunding	2.375%	7/1/26	3,775,000	3,756,015 (a)(b)
Marathon Oil Corp. Project, Series C, Refunding	3.300%	7/3/28	8,750,000	8,771,407 (a)(b)
Total Louisiana				22,847,068
Maryland — 0.5%
Baltimore, MD, Water Project Revenue, Series A	4.000%	7/1/49	4,365,000	4,082,432
Maryland State EDC, EDR:
Transportation Facilities Project, Series A, Refunding	5.000%	6/1/30	760,000	788,468
Transportation Facilities Project, Series A, Refunding	5.000%	6/1/35	1,520,000	1,567,000
Maryland State EDC, Student Housing Revenue, University of Maryland, College Park Project, Refunding, AG	5.000%	6/1/43	760,000	762,140
Maryland State Stadium Authority, Built to Learn Revenue, Series 2021	4.000%	6/1/46	5,235,000	4,927,773
Total Maryland				12,127,813
Massachusetts — 1.5%
Massachusetts State DFA Revenue:
Boston Medical Center, Sustainability Bonds, Series G, Refunding	5.250%	7/1/52	4,500,000	4,527,960
Foxborough Regional Charter, Refunding	5.000%	7/1/42	1,820,000	1,803,026
Seven Hills Foundation, Refunding	4.000%	9/1/48	1,045,000	893,204
UMass Boston Student Housing Project	5.000%	10/1/48	3,075,000	2,908,166
UMass Memorial Health Care, Series I, Refunding	5.000%	7/1/46	1,465,000	1,461,394
WGBH Educational Foundation, Refunding	5.000%	1/1/40	1,670,000	1,676,920
Worcester Polytechnic Institute, Series B, Refunding	5.000%	9/1/42	6,735,000	6,840,999
Massachusetts State Municipal Wholesale Electric Co. Revenue, Series A	4.000%	7/1/46	1,520,000	1,448,294
Massachusetts State Port Authority Revenue:
Series A, Refunding	5.000%	7/1/34	3,165,000	3,341,462 (c)
Series A, Refunding	5.000%	7/1/35	3,155,000	3,321,397 (c)
Series A, Refunding	5.000%	7/1/36	530,000	555,931 (c)
Massachusetts State Water Resources Authority Revenue, General, Series C, Green Bond, Refunding	4.000%	8/1/40	8,540,000	8,549,285
Total Massachusetts				37,328,038
Michigan — 1.1%
Great Lakes, MI, Water Authority, Water Supply System Revenue:
Senior Lien, Series A	5.000%	7/1/46	8,430,000	8,475,789
Senior Lien, Series B	5.000%	7/1/43	1,300,000	1,403,254
Senior Lien, Series B	5.250%	7/1/53	3,000,000	3,210,741
Michigan State Finance Authority Revenue:
Henry Ford Health System, Refunding	5.000%	11/15/41	1,635,000	1,653,649
See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2025 Quarterly Report

 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Michigan — continued
Henry Ford Health System, Series A	4.000%	11/15/50	$2,465,000	$2,213,656
The Henry Ford Health Detroit South Campus Central Utility Plant Project, Green Bonds, Series 2024	5.500%	2/28/49	2,000,000	2,135,317
The Henry Ford Health Detroit South Campus Central Utility Plant Project, Green Bonds, Series 2024	4.375%	2/28/54	2,000,000	1,919,504
Tobacco Settlement Asset Backed Senior Bonds, Series B-1, Refunding	5.000%	6/1/49	290,000	289,236
Trinity Health Credit Group, Series A, Refunding	5.000%	12/1/41	1,700,000	1,772,640
Michigan State Strategic Fund Ltd. Obligation Revenue, I-75 Improvement Project	5.000%	12/31/43	5,845,000	5,852,278 (c)
Total Michigan				28,926,064
Missouri — 0.3%
Cape Girardeau County, MO, IDA, Health Facilities Revenue, Series 2021	4.000%	3/1/46	760,000	728,800
Kansas City, MO, IDA, Airport System Revenue, Kansas City International Airport Terminal Modernization Project, Series B	5.000%	3/1/37	3,415,000	3,545,394 (c)
Missouri State HEFA Revenue, Senior Living Facilities, Lutheran Senior Services Projects, Series A	5.000%	2/1/42	2,125,000	2,132,473
Total Missouri				6,406,667
Nebraska — 0.4%
Douglas County, NE, Hospital Authority No 2, Revenue Bonds:
Children’s Hospital Obligated Group, Refunding, Series A	4.000%	11/15/37	795,000	800,312
Children’s Hospital Obligated Group, Refunding, Series A	4.000%	11/15/39	910,000	916,933
Children’s Hospital Obligated Group, Refunding, Series A	4.000%	11/15/50	760,000	687,656
Nebraska State Public Power District Revenue, Series D, Refunding	5.000%	1/1/46	3,035,000	3,035,402
Omaha, NE, Public Power District, Electric System Revenue, Series B, Refunding	4.000%	2/1/46	5,890,000	5,619,799
Total Nebraska				11,060,102
Nevada — 0.6%

Clark County, NV, GO, Stadium Improvements, Series A	5.000%	5/1/48	13,780,000	14,043,781
New Hampshire — 1.3%
National Finance Authority, NH, Revenue:
Winston-Salem Sustainable Energy Partners LLC, Series A	5.000%	12/1/35	15,200,000	17,059,387
Winston-Salem Sustainable Energy Partners LLC, Series A	5.000%	6/1/55	14,750,000	14,900,878
Total New Hampshire				31,960,265
New Jersey — 4.9%
New Brunswick, NJ, Parking Authority Revenue:
Series 2017, Municipal Government GTD, AG	5.000%	9/1/42	1,710,000	1,745,480
Series A, Refunding, Municipal Government GTD, BAM	5.000%	9/1/39	3,035,000	3,069,576
New Jersey State EDA Revenue:
Private Activity-The Goethals Bridge Replacement Project	5.375%	1/1/43	1,900,000	1,901,734 (c)
Private Activity-The Goethals Bridge Replacement Project, AG	5.125%	1/1/39	1,140,000	1,141,656 (c)
Private Activity-The Goethals Bridge Replacement Project, AG	5.125%	7/1/42	760,000	760,809 (c)
School Facilities Construction, Series QQQ	4.000%	6/15/46	1,900,000	1,798,678
School Facilities Construction, Series QQQ	4.000%	6/15/50	1,520,000	1,400,621
School Facilities Construction, Series SSS, Refunding	5.250%	6/15/36	1,000,000	1,153,706
Special Facility, Port Newark Container Terminal LLC Project, Refunding	5.000%	10/1/37	760,000	771,457 (c)
Special Facility, Port Newark Container Terminal LLC Project, Refunding	5.000%	10/1/47	1,520,000	1,520,714 (c)
New Jersey State EDA, Lease Revenue:
Health Department and Taxation Division Office Project, Series A	5.000%	6/15/33	4,895,000	5,096,455
See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
November 30, 2025
 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

New Jersey — continued
State House Project, Series B	5.000%	6/15/43	$2,555,000	$2,620,009
New Jersey State EDA, Special Facility Revenue:
Continental Airlines Inc. Project	5.625%	11/15/30	5,695,000	5,704,876 (c)
Continental Airlines Inc. Project	5.625%	11/15/30	1,405,000	1,407,436 (c)
United Airlines Project	5.500%	6/1/33	3,795,000	3,803,260 (c)
New Jersey State EFA Revenue, Stevens Institute of Technology, Green Bonds, Series A	5.000%	7/1/45	2,655,000	2,704,511
New Jersey State Health Care Facilities Financing Authority Revenue:
Hackensack Meridian Health, Refunding	5.000%	7/1/37	1,330,000	1,365,530
RWJ Barnabas Health Obligation Group, Series A, Refunding	5.000%	7/1/43	5,315,000	5,342,939
University Hospital, Series A, Refunding, AG	5.000%	7/1/46	3,795,000	3,796,373
New Jersey State Transportation Trust Fund Authority Revenue:
Transportation Program, Series AA	4.000%	6/15/37	2,730,000	2,779,983
Transportation Program, Series AA	4.000%	6/15/50	7,400,000	6,818,811
Transportation Program, Series AA, Refunding	5.000%	6/15/39	4,000,000	4,392,063
Transportation Program, Series AA, Refunding	5.000%	6/15/42	11,900,000	12,879,373
Transportation Program, Series BB	4.000%	6/15/36	5,880,000	5,974,158
Transportation Program, Series BB	4.000%	6/15/38	645,000	648,991
Transportation Program, Series BB	5.000%	6/15/44	6,830,000	6,987,996
Transportation Program, Series CC	4.125%	6/15/50	9,000,000	8,458,697
Transportation Program, Series CC	5.250%	6/15/50	11,000,000	11,662,616
Transportation System, CAB, Series C, NATL	0.000%	12/15/31	2,420,000	2,010,133
Transportation System, Series A, Refunding	4.000%	6/15/38	3,035,000	3,072,958
Transportation System, Series A, Refunding	4.250%	6/15/40	4,400,000	4,439,845
New Jersey State Turnpike Authority Revenue, Series G, Refunding	5.000%	1/1/36	5,905,000	6,140,638
Tobacco Settlement Financing Corp., NJ, Revenue, Series A, Refunding	5.250%	6/1/46	1,715,000	1,720,568
Total New Jersey				125,092,650
New Mexico — 0.3%

New Mexico State Municipal Energy Acquisition Authority, Gas Supply Revenue, Refunding	5.000%	11/1/30	6,900,000	7,390,337 (a)(b)
New York — 15.5%
Build NYC Resource Corp., NY, Revenue, East Harlem Scholars Academy Charter School Project	5.750%	6/1/62	1,450,000	1,413,480 (d)
Hudson Yards Infrastructure Corp., NY, Second Indenture Revenue, Series A, Refunding	5.000%	2/15/35	4,555,000	4,671,525
Long Island, NY, Power Authority Electric System Revenue, Series B	3.000%	9/1/29	4,000,000	4,069,242 (a)(b)
MTA, NY, Dedicated Tax Fund Revenue:
Green Bonds, Series A	5.000%	11/15/47	5,695,000	5,739,783
Green Bonds, Subseries B-1, Refunding	4.000%	11/15/54	15,860,000	14,706,423
MTA, NY, Transportation Revenue:
Green Bonds, Series C-1, Refunding	4.000%	11/15/37	2,465,000	2,467,804
Green Bonds, Series C-1, Refunding	5.250%	11/15/55	1,900,000	1,955,426
Green Bonds, Series C-2A, Refunding	4.000%	11/15/38	1,140,000	1,137,405
Green Bonds, Series E, Refunding	5.000%	11/15/33	1,710,000	1,868,235
Green Bonds, Series E, Refunding	4.000%	11/15/45	6,450,000	5,938,105
Series A-2	5.000%	5/15/30	6,905,000	7,475,733 (a)(b)
See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2025 Quarterly Report

 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

New York — continued
New York City, NY, GO:
Subseries A-1	5.000%	8/1/39	$3,555,000	$3,741,355
Subseries A-1	4.000%	8/1/40	4,555,000	4,546,374
Subseries A-1	5.000%	8/1/47	6,415,000	6,575,220
Subseries B-1	5.000%	10/1/42	2,180,000	2,264,226
New York City, NY, HDC, Impact Revenue, Sustainable Development Bonds, Series A, HUD Section 8	4.800%	2/1/53	4,000,000	4,009,402
New York City, NY, Industrial Development Agency Revenue:
Yankee Stadium Project, Refunding	4.000%	3/1/45	1,935,000	1,808,491
Yankee Stadium Project, Refunding, AG	4.000%	3/1/45	3,985,000	3,804,768
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution Fiscal 2022, Series AA, Subseries AA-1	4.000%	6/15/51	17,460,000	16,080,810
New York City, NY, TFA, Future Tax Secured Revenue:
Subordinated, Series B, Subseries B-1	4.000%	11/1/41	3,500,000	3,484,955
Subordinated, Subseries F-1	5.000%	5/1/42	10,550,000	10,720,752
Subordinated, Subseries A-1	4.000%	5/1/45	2,000,000	1,902,448
Subordinated, Subseries B-1	4.000%	8/1/45	5,935,000	5,665,666
Subordinated, Subseries C-1	4.000%	5/1/45	2,655,000	2,506,325
Subordinated, Subseries C-1	5.000%	2/1/47	23,000,000	23,730,349
Subordinated, Subseries F-1	4.000%	2/1/51	12,000,000	11,065,529
New York State Dormitory Authority Revenue:
Non-State Supported Debt SD Program, Series A, Refunding, AG	5.000%	10/1/30	10,000	10,658 (e)
Non-State Supported Debt SD Program, Series A, Refunding, AG	5.000%	10/1/32	5,000	5,329 (e)
Non-State Supported Debt SD Program, Series A, Refunding, AG	5.000%	10/1/34	5,000	5,329 (e)
Non-State Supported Debt, Memorial Sloan-Kettering Cancer Center, Series B-1	4.000%	7/1/51	6,750,000	6,206,206
Non-State Supported Debt, SD, Series A, Refunding, AG	5.000%	10/1/29	5,000	5,329 (e)
Series A, Bidding Group 3	5.000%	3/15/43	7,590,000	7,782,641
New York State Dormitory Authority, Sales Tax Revenue, Bidding Group 4, Series E, Refunding	5.000%	3/15/44	1,555,000	1,598,248
New York State Dormitory Authority, State Personal Income Tax Revenue:
Bidding Group 3, Series B, Refunding	5.000%	2/15/41	10,000	10,407 (e)
Bidding Group 3, Series B, Refunding	5.000%	2/15/43	10,000	10,407 (e)
Bidding Group 3, Series B, Unrefunded	5.000%	2/15/41	7,040,000	7,186,516
Bidding Group 4, Series D, Refunding	4.000%	2/15/40	12,815,000	12,883,911
New York State Thruway Authority General Revenue, Junior Indebtedness Obligations, Junior Lien, Series B, Refunding	4.000%	1/1/45	4,615,000	4,341,477
New York State Transportation Development Corp., Special Facilities Revenue:
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/30	1,365,000	1,407,856 (c)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/32	11,055,000	11,372,652 (c)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/33	815,000	836,164 (c)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	6.000%	4/1/35	8,250,000	9,108,828 (c)
See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
November 30, 2025
 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

New York — continued
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.625%	4/1/40	$6,650,000	$6,988,348 (c)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	4.375%	10/1/45	4,365,000	4,118,448 (c)
John F. Kennedy International Airport New Terminal One Project, Green Bonds	6.000%	6/30/54	7,350,000	7,646,022 (c)
John F. Kennedy International Airport New Terminal One Project, Green Bonds	5.375%	6/30/60	17,500,000	17,562,526 (c)
John F. Kennedy International Airport New Terminal One Project, Green Bonds, AG	5.125%	6/30/60	17,750,000	17,848,228 (c)
John F. Kennedy International Airport Terminal Four Project, Series C, Refunding	5.000%	12/1/37	2,230,000	2,384,862
John F. Kennedy International Airport Terminal Four Project, Series C, Refunding	4.000%	12/1/40	1,520,000	1,506,995
John F. Kennedy International Airport Terminal Six Redevelopment Project, Green Bonds, Series A, Refunding	5.500%	12/31/54	2,800,000	2,874,501 (c)
John F. Kennedy International Airport Terminal Six Redevelopment Project, Green Bonds, Series A, Refunding, AG	4.500%	12/31/54	6,400,000	6,110,945 (c)
John F. Kennedy International Airport Terminal Six Redevelopment Project, Green Bonds, Series B, Refunding, AG, Step bond (0.000% to 12/31/34 then 5.000%)	0.000%	12/31/54	2,800,000	1,830,611 (c)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/34	1,640,000	1,641,067 (c)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/41	16,120,000	16,121,346 (c)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/46	22,380,000	22,324,912 (c)
New York State Urban Development Corp. Revenue, Personal Income Tax, Series C, Refunding	3.000%	3/15/48	4,680,000	3,550,548
New York State Urban Development Corp., Revenue, State Personal Income Tax, Series C, Refunding	4.000%	3/15/45	5,560,000	5,196,690
Port Authority of New York & New Jersey Revenue:
Consolidated Series 218	4.000%	11/1/47	8,630,000	7,862,292 (c)
Consolidated Series 221	4.000%	7/15/55	4,495,000	3,981,997 (c)
Consolidated Series 226, Refunding	5.000%	10/15/40	2,275,000	2,398,607 (c)
Consolidated Series 226, Refunding	5.000%	10/15/41	1,330,000	1,396,811 (c)
Triborough Bridge & Tunnel Authority, NY, Revenue:
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/49	18,325,000	18,912,428
General-MTA Bridges & Tunnels, Series A	4.000%	11/15/56	3,275,000	2,987,934
General-MTA Bridges & Tunnels, Series C-2, Refunding	5.000%	11/15/42	7,810,000	7,996,995
MTA Bridges & Tunnels, Senior Lien, Series A-1, Refunding	5.000%	5/15/51	4,870,000	5,024,909
MTA Bridges & Tunnels, Senior Lien, Series C, Refunding	5.000%	5/15/47	7,350,000	7,620,337
Troy, NY, Capital Resource Corp. Revenue:
Rensselaer Polytechnic Institute Project, Series A, Refunding	5.000%	9/1/36	760,000	814,178
Rensselaer Polytechnic Institute Project, Series A, Refunding	5.000%	9/1/39	1,950,000	2,055,821
Total New York				394,880,147
North Carolina — 0.5%
Charlotte, NC, Airport Revenue:
Charlotte Douglas International Airport, Refunding	4.000%	7/1/44	1,250,000	1,232,748
Charlotte Douglas International Airport, Refunding	4.000%	7/1/44	1,740,000	1,629,776 (c)
North Carolina State Turnpike Authority, Monroe Expressway Toll Revenue:
Series A, Refunding	5.000%	7/1/42	945,000	949,529
See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2025 Quarterly Report

 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

North Carolina — continued
Series A, Refunding	5.000%	7/1/47	$2,085,000	$2,090,205
Series A, Refunding	5.000%	7/1/51	6,410,000	6,422,172
North Carolina State Turnpike Authority, Triangle Expressway System Revenue, Senior Lien, Refunding	5.000%	1/1/32	835,000	853,013
Total North Carolina				13,177,443
North Dakota — 0.4%

Grand Forks, ND, Health Care System Revenue, Altru Health System, Refunding, AG	3.000%	12/1/46	11,710,000	9,006,867
Ohio — 1.7%
Allen County, OH, Hospital Facilities Authority Revenue, Bon Secours Mercy Health Inc., Series A, Refunding	4.000%	12/1/40	1,920,000	1,921,746
American Municipal Power Inc., OH, Revenue, AMP Fremont Energy Center Project, Series A, Refunding	4.000%	2/15/38	1,900,000	1,930,402
Buckeye, OH, Tobacco Settlement Financing Authority Revenue:
Senior Bonds, Series A-2, Refunding	4.000%	6/1/38	2,280,000	2,227,329
Senior Bonds, Series A-2, Refunding	4.000%	6/1/39	760,000	733,055
Senior Bonds, Series B-2, Refunding	5.000%	6/1/55	7,960,000	6,714,482
Franklin County, OH, Revenue, Trinity Health Group, Series 2017	5.000%	12/1/46	3,000,000	3,016,799
Indian Creek, OH, Local SD, GO, Series A, SD Credit Program	5.000%	11/1/45	1,000,000	1,022,828
Ohio State Air Quality Development Authority Revenue:
American Electric Co. Project, Series B	2.500%	10/1/29	1,140,000	1,086,830 (a)(b)(c)
American Electric Co. Project, Series D, Refunding	3.700%	10/1/28	2,810,000	2,811,530 (c)
American Electric Power Co. Project, Series A, Refunding	3.750%	1/1/29	1,285,000	1,288,727 (c)
AMG Vanadium Project, Series 2019	5.000%	7/1/49	8,960,000	8,167,388 (c)(d)
Duke Energy Corp. Project, Series B, Refunding	4.250%	6/1/27	3,985,000	4,049,360 (a)(b)(c)
Ohio State Higher Educational Facility Commission College & University Revenue:
University of Dayton 2018 Project, Series B, Refunding	5.000%	12/1/34	415,000	433,108
University of Dayton 2018 Project, Series B, Refunding	5.000%	12/1/36	760,000	789,447
Ohio State Hospital Revenue, University Hospitals Health Systems Inc., Series E, Refunding	4.000%	1/15/41	1,005,000	985,800
Ohio State Private Activity Revenue:
Portsmouth Bypass Project	5.000%	12/31/39	1,785,000	1,784,993 (c)
Portsmouth Bypass Project	5.000%	6/30/53	1,250,000	1,242,722 (c)
Port of Greater Cincinnati Development Authority Revenue, OH:
Tax-Exempt Parking Revenue, 3CDC Obligated Group Parking Facilities, Series A, Refunding, AG	5.000%	12/1/55	2,000,000	2,034,781 (h)
Tax-Exempt Parking Revenue, 3CDC Obligated Group Parking Facilities, Series A, Refunding, AG	5.000%	12/1/60	1,250,000	1,262,822 (h)
Total Ohio				43,504,149
Oklahoma — 0.2%
Tulsa, OK, Municipal Airport Trust Revenue:
American Airlines Inc. Project, Refunding	6.250%	12/1/35	4,750,000	5,481,480 (c)
American Airlines Inc. Project, Refunding	6.250%	12/1/40	565,000	634,718 (c)
Total Oklahoma				6,116,198
Oregon — 0.5%
Medford, OR, Hospital Facilities Authority Revenue, Asante Project, Series A, Refunding	5.000%	8/15/45	2,275,000	2,334,069
See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
November 30, 2025
 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Oregon — continued
Oregon State Business Development Commission Revenue, Recovery Zone Facility Bonds, Intel Corp. Project, Series 232	3.800%	6/15/28	$9,150,000	$9,218,131 (a)(b)
Oregon State University General Revenue, Series A	4.250%	4/1/52	1,250,000	1,226,756
Portland, OR, International Airport Revenue, Series C, Refunding	5.000%	7/1/28	835,000	879,184 (c)
Total Oregon				13,658,140
Pennsylvania — 4.1%
Allegheny County, PA, HDA Revenue:
University of Pittsburgh Medical Center, Series A, Refunding	4.000%	7/15/38	3,415,000	3,415,465
University of Pittsburgh Medical Center, Series A, Refunding	4.000%	7/15/39	4,175,000	4,117,058
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue Bonds:
Series 2018	5.000%	6/1/31	1,520,000	1,594,675
Series 2018	5.000%	6/1/32	1,330,000	1,395,658
Series 2018	5.000%	6/1/34	760,000	793,912
Cumberland County, PA, Municipal Authority Revenue:
Diakon Lutheran Social Ministries Project, Unrefunded	5.000%	1/1/38	2,555,000	2,555,813
Penn State Health	4.000%	11/1/35	760,000	766,407
Penn State Health	4.000%	11/1/37	1,520,000	1,519,273
General Authority of Southcentral Pennsylvania Revenue, Refunding	4.000%	6/1/49	3,585,000	3,202,948
Lancaster County, PA, Hospital Authority Revenue, Penn State Health, Series 2021	5.000%	11/1/46	11,385,000	11,507,835
Montgomery County, PA, IDA, Retirement Communities Revenue, Acts Retirement- Life Communities, Series C	5.000%	11/15/45	1,140,000	1,141,364
Pennsylvania State Economic Development Financing Authority Revenue:
Exempt Facilities Bonds, PPL Energy Supply LLC Project, Series C, Refunding	5.250%	6/1/27	1,500,000	1,511,970 (a)(b)
Presbyterian Senior Living Project, Series B, Refunding	5.250%	7/1/46	1,000,000	1,013,702
Presbyterian Senior Living Project, Series B-1	5.250%	7/1/49	2,050,000	2,061,757
Tax-Exempt Private Activity, The Penndot Major Bridges Package One Project	5.750%	6/30/48	8,600,000	9,006,107 (c)
Tax-Exempt Private Activity, The Penndot Major Bridges Package One Project	5.250%	6/30/53	22,300,000	22,682,746 (c)
Pennsylvania State Turnpike Commission Revenue:
Series A-1	5.000%	12/1/42	1,900,000	1,943,712
Series A-1	5.000%	12/1/47	3,015,000	3,064,583
Series A-2	5.000%	12/1/48	8,160,000	8,351,305
Series B	5.000%	12/1/45	4,000,000	4,186,224
Series B, Refunding	5.250%	12/1/44	1,150,000	1,243,045
Series C, Refunding	4.000%	12/1/51	2,275,000	2,087,835
Philadelphia, PA, Airport Revenue, Series B, Refunding	5.000%	7/1/47	1,520,000	1,522,120 (c)
Philadelphia, PA, GO:
Series B	5.000%	2/1/36	1,520,000	1,620,615
Series B	5.000%	2/1/37	1,820,000	1,932,531
Series B	5.000%	2/1/38	1,710,000	1,812,462
Philadelphia, PA, SD, GO, Series A, State Aid Withholding	5.000%	9/1/35	910,000	911,561
Philadelphia, PA, Water & Wastewater Revenue:
Series A	5.000%	10/1/43	3,795,000	3,905,534
Series A	5.000%	11/1/45	2,950,000	3,069,873
Total Pennsylvania				103,938,090
See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2025 Quarterly Report

 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Puerto Rico — 5.2%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue:
Senior Lien, Series A	5.000%	7/1/33	$600,000	$627,019 (d)
Senior Lien, Series A	5.000%	7/1/37	410,000	424,323 (d)
Senior Lien, Series A, Refunding	5.000%	7/1/33	10,625,000	11,150,765 (d)
Senior Lien, Series A, Refunding	5.000%	7/1/37	10,895,000	11,334,821 (d)
Senior Lien, Series A, Refunding	4.000%	7/1/42	12,145,000	11,141,402 (d)
Senior Lien, Series A, Refunding	4.000%	7/1/47	2,450,000	2,093,945 (d)
Senior Lien, Series A, Refunding	5.000%	7/1/47	36,355,000	35,787,259 (d)
Puerto Rico Commonwealth, GO:
CAB, Restructured, Series A-1	0.000%	7/1/33	256,303	184,787
Restructured, Series A-1	5.625%	7/1/27	219,802	224,858
Restructured, Series A-1	5.625%	7/1/29	216,236	229,587
Restructured, Series A-1	5.750%	7/1/31	210,028	231,364
Restructured, Series A-1	4.000%	7/1/33	199,162	199,040
Restructured, Series A-1	4.000%	7/1/35	4,779,020	4,747,312
Restructured, Series A-1	4.000%	7/1/37	12,810,518	12,316,323
Restructured, Series A-1	4.000%	7/1/41	1,508,900	1,395,284
Restructured, Series A-1	4.000%	7/1/46	217,253	193,309
Subseries CW	0.000%	11/1/43	765,160	490,659 (b)
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	3,308,000	3,136,685
CAB, Restructured, Series A-1	0.000%	7/1/46	16,775,000	5,720,237
Restructured, Series A-1	4.550%	7/1/40	918,000	915,866
Restructured, Series A-1	4.750%	7/1/53	17,117,000	16,295,406
Restructured, Series A-1	5.000%	7/1/58	7,008,000	6,832,560
Restructured, Series A-2	4.329%	7/1/40	5,658,000	5,518,708
Restructured, Series A-2	4.329%	7/1/40	759,000	740,315
Total Puerto Rico				131,931,834
Rhode Island — 0.4%
Rhode Island State Health & Educational Building Corp. Revenue:
Hospital Financing Lifespan Obligated Group, Refunding	5.000%	5/15/34	1,215,000	1,220,290
Hospital Financing Lifespan Obligated Group, Refunding	5.000%	5/15/39	3,035,000	3,040,470
Public School Program, Series F, State Aid Withholding	4.125%	5/15/54	2,885,000	2,761,869
Rhode Island State Health & Educational Building Corp., Student Housing Revenue:
Rhode Island Properties LLC, Senior Series A, AG	5.000%	7/1/50	1,250,000	1,264,262
Rhode Island Properties LLC, Senior Series A, AG	5.000%	7/1/55	1,300,000	1,309,871
Total Rhode Island				9,596,762
South Carolina — 0.6%
Patriots Energy Group Financing Agency, SC, Gas Supply Revenue, Subseries B-2, Refunding (SOFR x 0.670 + 1.900%)	4.587%	3/1/31	3,750,000	3,909,195 (a)(b)
South Carolina State Jobs-EDA Hospital Facilities Revenue, Bon Secours Mercy Health Inc., Series A, Refunding	4.000%	12/1/44	5,820,000	5,460,123
South Carolina State Ports Authority Revenue:
Series 2018	5.000%	7/1/37	570,000	588,398 (c)
Series 2018	5.000%	7/1/38	1,215,000	1,250,986 (c)
See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
November 30, 2025
 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

South Carolina — continued
Series 2018	5.000%	7/1/43	$3,035,000	$3,074,869 (c)
Series 2018	5.000%	7/1/48	2,085,000	2,101,457 (c)
Total South Carolina				16,385,028
South Dakota — 0.1%

South Dakota State HEFA Revenue, Regional Health	5.000%	9/1/40	2,105,000	2,139,517
Tennessee — 1.8%
Clarksville, TN, Water, Sewer & Gas Revenue, Series A	4.000%	2/1/51	10,000,000	9,337,827
Knox County, TN, Health, Educational & Housing Facility Board Revenue, University Health System Inc., Series A	5.000%	9/1/40	4,745,000	4,819,679
Metropolitan Government of Nashville & Davidson County, TN, GO, Series C, Refunding	4.000%	1/1/43	18,205,000	18,016,740
Metropolitan Government of Nashville & Davidson County, TN, Sports Authority Revenue:
Series A, AG	5.250%	7/1/48	6,000,000	6,339,170
Series A, AG	5.250%	7/1/53	1,900,000	1,990,500
Metropolitan Government of Nashville & Davidson County, TN, Water & Sewer Revenue, Subordinated, Series B, Refunding	5.000%	7/1/46	3,000,000	3,041,388
Metropolitan Nashville, TN, Airport Authority Revenue, Subordinated, Series B	5.000%	7/1/27	1,365,000	1,404,579 (c)
Total Tennessee				44,949,883
Texas — 6.8%
Arlington, TX, Higher Education Finance Corp., Education Revenue:
Basis Texas Charter Schools Inc., Refunding	5.875%	6/15/65	3,500,000	3,545,730 (d)
Uplift Education, Series A, Refunding, PSF - GTD	5.000%	12/1/47	1,785,000	1,803,357
Austin, TX, Airport System Revenue:
Series 2014	5.000%	11/15/44	6,450,000	6,462,654 (c)
Series 2019	5.000%	11/15/36	3,615,000	3,797,777 (c)
Series 2022	5.000%	11/15/39	2,390,000	2,547,406 (c)
Series 2022	5.250%	11/15/47	3,035,000	3,154,047 (c)
Series 2022	5.000%	11/15/52	1,480,000	1,504,360 (c)
Series B	5.000%	11/15/33	2,000,000	2,110,844 (c)
Series B	5.000%	11/15/44	2,655,000	2,697,105 (c)
Bexar County, TX, Hospital District, GO, Certificates of Obligation	5.000%	2/15/40	2,350,000	2,540,110
Castleberry, TX, ISD, GO, Series B, PSF - GTD	4.000%	2/15/49	3,090,000	2,909,622
Central Texas Regional Mobility Authority Revenue, Senior Lien, Series B	4.000%	1/1/51	3,795,000	3,458,486
Central Texas Turnpike System Revenue:
Second Tier, Series C, Refunding	5.000%	8/15/40	1,100,000	1,208,395
Series C, Refunding	5.000%	8/15/41	4,250,000	4,622,692
Dallas, TX, Hotel Occupancy Tax Revenue:
Series 2021, Refunding	4.000%	8/15/36	1,975,000	1,977,252
Series 2021, Refunding	4.000%	8/15/38	1,500,000	1,501,486
Denton, TX, GO, Certificates of Obligation	4.000%	2/15/47	5,710,000	5,398,161
Elgin, TX, ISD, GO, Unlimited Tax School Building Bonds, PSF - GTD	4.000%	8/1/49	10,600,000	9,978,808
Grand Parkway Transportation Corp., TX, System Toll Revenue, Convertible CAB, Series B	5.450%	10/1/34	3,795,000	4,069,219
Gulf Coast IDA, Texas Solid Waste Disposal Revenue, Citgo Petroleum Project	8.000%	4/1/28	3,795,000	3,799,642 (c)
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue, Series 2021, Refunding	4.000%	10/1/42	7,590,000	7,406,149
See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2025 Quarterly Report

 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Texas — continued
Hays, TX, ISD, GO, Unlimited Tax School Building Bonds, PSF - GTD	4.000%	2/15/47	$4,875,000	$4,655,089
Houston, TX, GO, Series A	4.125%	3/1/51	4,000,000	3,760,276
Houston, TX, Airport System Revenue:
Special Facilities, United Airlines Inc., Airport Terminal E Project, Series A	4.000%	7/1/41	3,795,000	3,455,168 (c)
Special Facilities, United Airlines Inc., Technical Operations Center Project	5.000%	7/15/28	5,615,000	5,775,425 (c)
Special Facilities, United Airlines Inc., Terminal Improvement Project, Series B	5.500%	7/15/38	1,350,000	1,461,231 (c)
Special Facilities, United Airlines Inc., Terminal Improvement Project, Series B	5.500%	7/15/39	2,450,000	2,634,229 (c)
Special Facilities, United Airlines Inc., Terminal Improvement Project, Series B-1	4.000%	7/15/41	3,795,000	3,454,556 (c)
Subordinated Lien, Series A, Refunding	4.000%	7/1/37	1,330,000	1,333,432 (c)
Subordinated Lien, Series A, Refunding	4.000%	7/1/39	1,500,000	1,488,039 (c)
Subordinated Lien, Series A, Refunding	4.000%	7/1/41	1,520,000	1,450,852 (c)
Houston, TX, Combined Utility System Revenue, First Lien, Series D, Refunding	5.000%	11/15/44	2,275,000	2,275,153
Joshua, TX, ISD, GO, Unlimited Tax School Building Bonds, PSF - GTD	4.000%	8/15/49	4,600,000	4,325,138
Longview, TX, ISD, GO, Unlimited Tax School Building Bonds, PSF - GTD	4.000%	2/15/49	7,500,000	7,041,412
Love Field, TX, Airport Modernization Corp., General Airport Revenue:
Series 2017	5.000%	11/1/33	540,000	546,623 (c)
Series 2017	5.000%	11/1/36	540,000	545,273 (c)
Love Field, TX, Airport Modernization Corp., Special Facilities Revenue, Southwest Airlines Co. Project	5.000%	11/1/28	1,625,000	1,625,854 (c)
Matagorda County, TX, Navigation District No 1, PCR, Central Power and Light Company Project, Series A, Refunding	2.600%	11/1/29	3,795,000	3,665,038
Melissa, TX, ISD, GO, Unlimited Tax School Building Bonds, PSF - GTD	4.000%	2/1/54	4,565,000	4,216,840
Metropolitan Transit Advanced Transportation District, TX, Sales Tax Revenue, Bexar County	4.000%	8/1/54	5,000,000	4,637,359
Mission, TX, EDC, Solid Waste Disposal Revenue, Graphic Packaging International, LLC Project, Green Bonds	5.000%	6/1/30	2,550,000	2,650,959 (a)(b)(c)
New Hope Cultural Education Facilities Finance Corp., TX, Educational Facilities Revenue, Texas A&M University, Cain Hall Redevelopment Project, Refunding	5.000%	4/1/46	4,175,000	4,177,171
Newark, TX, Higher Education Finance Corp., Education Revenue:
TLC Academy, Series A	4.000%	8/15/31	690,000	685,953
TLC Academy, Series A	4.000%	8/15/41	1,280,000	1,133,990
Port Beaumont, TX, Navigation District Dock and Wharf Facility Revenue, Jefferson Gulf Coast Energy Project, Series A	3.000%	1/1/50	1,785,000	1,204,367 (c)(d)
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue:
Methodist Hospitals of Dallas	4.000%	10/1/41	1,520,000	1,513,605
Methodist Hospitals of Dallas	4.000%	10/1/47	3,150,000	2,847,254
Texas State Private Activity Bond Surface Transportation Corp. Revenue:
NTE Mobility Partners Segments 3 LLC, Senior Lien, Series 2023, Refunding	5.375%	6/30/39	1,850,000	1,953,046 (c)
NTE Mobility Partners Segments 3 LLC, Senior Lien, Series 2023, Refunding	5.500%	6/30/43	2,200,000	2,283,843 (c)
Senior Lien, LBJ Infrastructure Group LLC, I-635 Managed Lanes Project, Series A, Refunding	4.000%	12/31/35	2,765,000	2,795,818
Senior Lien, LBJ Infrastructure Group LLC, I-635 Managed Lanes Project, Series A, Refunding	4.000%	6/30/37	760,000	761,453
Senior Lien, NTE Mobility Partners Segments 3 LLC, Refunding	5.500%	6/30/40	1,300,000	1,372,062 (c)
Van Alstyne, TX, ISD, GO, Unlimited Tax School Building Bonds, PSF - GTD	4.000%	2/15/54	9,250,000	8,543,982
See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
November 30, 2025
 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Texas — continued
West Harris County, TX, Regional Water Authority Revenue, Series 2019, Refunding	4.000%	12/15/49	$2,845,000	$2,645,715
Whitesboro, TX, ISD, GO, Unlimited Tax School Building Bonds, PSF - GTD	4.000%	2/15/54	5,000,000	4,618,368
Total Texas				174,027,875
Utah — 1.1%
Salt Lake City, UT, Airport Revenue:
Salt Lake City International Airport, Series A	5.250%	7/1/48	7,500,000	7,818,361 (c)
Series A	5.000%	7/1/36	3,645,000	3,725,375 (c)
Series A	5.000%	7/1/37	2,655,000	2,708,446 (c)
Series A	5.250%	7/1/42	2,500,000	2,664,948 (c)
Series B	5.000%	7/1/47	1,195,000	1,207,727
Utah State Charter School Finance Authority, Charter School Revenue:
Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/42	1,330,000	1,332,523
Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/47	2,845,000	2,847,657
Utah Charter Academies Inc., UT CSCE	5.000%	10/15/43	875,000	881,094
Utah Charter Academies Inc., UT CSCE	5.000%	10/15/48	910,000	913,325
Utah State Infrastructure Agency, Telecommunications Revenue:
Series 2019	4.000%	10/15/30	1,535,000	1,551,477
Series 2019	4.000%	10/15/34	760,000	761,822
Series 2019	4.000%	10/15/39	1,330,000	1,281,777
Series 2021	3.000%	10/15/45	760,000	558,427
Total Utah				28,252,959
Vermont — 0.2%
University of Vermont & State Agricultural College, Green Bonds, Series A	5.000%	10/1/49	1,900,000	1,944,971
Vermont State Educational & Health Buildings Financing Agency Revenue, Middlebury College Project	5.000%	11/1/45	2,000,000	2,115,205
Total Vermont				4,060,176
Virginia — 0.9%
Arlington County, VA, IDA Revenue:
Refunding	5.000%	2/15/43	1,250,000	1,272,564
Virginia Hospital Center, Refunding	5.000%	7/1/27	760,000	785,255
Virginia Hospital Center, Refunding	5.000%	7/1/36	1,520,000	1,634,836
Virginia Hospital Center, Refunding	4.000%	7/1/38	645,000	657,701
Isle of Wight County, VA, EDA Revenue:
Riverside Health System, Series 2023, AG	4.750%	7/1/53	4,000,000	4,051,974
Riverside Health System, Series 2023, AG	5.250%	7/1/53	1,750,000	1,826,051
Virginia State Small Business Financing Authority Revenue:
Senior Lien, 95 Express Lanes LLC Project, Refunding	4.000%	1/1/48	3,795,000	3,360,394 (c)
Senior Lien, I-495 HOT Lanes Project, Refunding	5.000%	12/31/47	5,465,000	5,495,652 (c)
Series A, Refunding	5.000%	1/1/33	1,265,000	1,330,110
Series A, Refunding	5.000%	1/1/35	2,070,000	2,171,537
Total Virginia				22,586,074
Washington — 1.7%
Port of Seattle, WA, Intermediate Lien Revenue:
Series 2019	4.000%	4/1/44	1,900,000	1,764,329 (c)
Series 2019	5.000%	4/1/44	3,035,000	3,087,618 (c)
See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2025 Quarterly Report

 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Washington — continued
Series B, Refunding	5.000%	8/1/39	$2,500,000	$2,686,682 (c)
Series B, Refunding	5.000%	8/1/40	5,500,000	5,859,790 (c)
Series C	5.000%	5/1/42	6,450,000	6,501,109 (c)
Washington State Health Care Facilities Authority Revenue:
Commonspirit Health, Series A, Refunding	5.000%	8/1/44	3,500,000	3,534,739
Commonspirit Health, Series A-1, Refunding	4.000%	8/1/44	570,000	517,442
Commonspirit Health, Series B-3, Refunding	5.000%	8/1/26	11,000,000	11,034,227 (a)(b)
Seattle Cancer Care Alliance, Refunding	5.000%	9/1/50	1,700,000	1,726,522
Seattle Cancer Care Alliance, Refunding	5.000%	9/1/55	3,915,000	3,986,014
Washington State HFC Revenue, Presbyterian Retirement Communities North West Project, Series A, Refunding	5.000%	1/1/51	2,465,000	2,266,545 (d)
Total Washington				42,965,017
West Virginia — 0.2%
West Virginia State EDA Revenue:
Solid Waste Disposal Facility, Commercial Metals Co. Project	4.625%	5/15/32	2,150,000	2,183,731 (a)(b)(c)
Solid Waste Disposal Facility, Core Natural Resources Inc. Project, Refunding	5.450%	3/27/35	1,950,000	2,084,989 (a)(b)(c)(d)
Total West Virginia				4,268,720
Wisconsin — 0.9%
Public Finance Authority, WI, Hospital Revenue Bonds:
Renown Regional Medical Center Project, Series A, Refunding	5.000%	6/1/34	1,330,000	1,426,391
Renown Regional Medical Center Project, Series A, Refunding	5.000%	6/1/38	1,900,000	2,005,891
Public Finance Authority, WI, Retirement Communities Revenue, Acts Retirement Life Communities, Inc., Series A	5.000%	11/15/41	1,330,000	1,357,380
Public Finance Authority, WI, Revenue, The Carmelite System Inc. Obligated Group, Refunding	5.000%	1/1/45	2,275,000	2,266,061
Village of Mount Pleasant, WI, Tax Increment Revenue:
Series A, Moral Obligations	5.000%	4/1/43	1,330,000	1,365,993
Series A, Moral Obligations	5.000%	4/1/48	9,110,000	9,224,690
Wisconsin State HEFA Revenue, Bellin Memorial Hospital, Inc., Series B	5.250%	12/1/48	4,500,000	4,767,012
Total Wisconsin				22,413,418

Total Municipal Bonds (Cost — $2,465,644,906)				2,447,751,377
Municipal Bonds Deposited in Tender Option Bond Trusts(i) — 4.8%
Alabama — 0.3%

Black Belt Energy Gas District, AL, Gas Project Revenue Bonds, Series C	5.000%	5/1/55	8,000,000	8,609,709
New Jersey — 0.7%

New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution Fiscal 2023, Subseries AA-1	5.250%	6/15/52	17,015,000	18,043,796
New York — 3.8%
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution Fiscal 2023, Subseries AA-3, Refunding	5.000%	6/15/47	11,695,000	12,283,424
New York State Dormitory Authority, State Personal Income Tax Revenue:
Series A, Refunding	4.000%	3/15/41	25,000,000	25,000,585
Series A, Refunding	4.000%	3/15/45	25,000,000	23,861,905
New York State Urban Development Corp.:
State Sales Tax Revenue, Series A	5.000%	3/15/48	30,000,000	31,297,199
State Sales Tax Revenue, Series A	5.000%	3/15/49	4,200,000	4,374,547
See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
November 30, 2025
 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

New York — continued
Total New York				96,817,660

Total Municipal Bonds Deposited in Tender Option Bond Trusts (Cost — $123,007,016)				123,471,165
Total Investments before Short-Term Investments (Cost — $2,588,651,922)				2,571,222,542

Short-Term Investments — 0.4%
Municipal Bonds — 0.4%
Colorado — 0.0%††

Colorado State Health Facilities Authority Revenue, Children’s Hospital, Refunding, LOC - TD Bank N.A.	1.900%	12/1/52	$100,000	$100,000 (j)(k)
District of Columbia — 0.0%††

District of Columbia Revenue, Series A, LOC - TD Bank N.A.	2.750%	8/15/38	800,000	800,000 (j)(k)
Indiana — 0.1%

Indiana State Finance Authority Environmental Facilities Revenue, Series A-5, Refunding, LOC - Sumitomo Mitsui Banking	2.750%	10/1/40	1,700,000	1,700,000 (j)(k)
Iowa — 0.0%††

Iowa Finance Authority, Series E, SPA - TD Bank N.A., GNMA / FNMA / FHLMC	2.790%	1/1/49	435,000	435,000 (j)(k)
Massachusetts — 0.0%††

Massachusetts State DFA Revenue, Children Hospital Issue, Series U-1, Refunding, LOC - TD Bank N.A.	1.750%	3/1/48	100,000	100,000 (j)(k)
Mississippi — 0.2%
Mississippi State Business Finance Corp., Gulf Opportunity Zone, IDR:
Chevron USA Inc. Project, Series C	2.900%	12/1/30	800,000	800,000 (j)(k)
Chevron USA Inc. Project, Series E	2.900%	12/1/30	3,800,000	3,800,000 (j)(k)
Total Mississippi				4,600,000
Missouri — 0.0%††

Missouri State Health Senior Living Facilities Revenue, Saint Louis University, Series B-2, Refunding, LOC - Wells Fargo Bank N.A.	2.800%	10/1/35	145,000	145,000 (j)(k)
New Jersey — 0.0%††
New Jersey State EFA Revenue, Institute for Advanced Study, Series B, Refunding, SPA - TD Bank N.A.	2.750%	7/1/31	100,000	100,000 (j)(k)
New Jersey State Health Care Facilities Financing Authority Revenue, Hospital Capital Asset Financing Program, Series A, Refunding, LOC - TD Bank N.A.	2.810%	7/1/35	700,000	700,000 (j)(k)
Total New Jersey				800,000
New York — 0.0%††

New York State HFA Revenue, 10 Liberty Street Realty LLC, Series A, LIQ - FHLMC, LOC - FHLMC	2.680%	5/1/35	165,000	165,000 (j)(k)
Pennsylvania — 0.0%††
Philadelphia, PA, Authority for IDR, Hospital Revenue, The Children’s Hospital of Philadelphia Project, Series B-1, SPA - JPMorgan Chase & Co.	1.900%	7/1/54	100,000	100,000 (j)(k)
Philadelphia, PA, IDA:
Gift of Life Donor Program Project, LOC - TD Bank N.A.	2.810%	12/1/34	300,000	300,000 (j)(k)
Multi-Modal Lease Revenue, Series B-2, Refunding, LOC - TD Bank N.A.	2.810%	10/1/30	200,000	200,000 (j)(k)
Total Pennsylvania				600,000
See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2025 Quarterly Report

 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Texas — 0.1%
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Baylor Health Care System Project, Series C, Refunding, LOC - TD Bank N.A.	1.200%	11/15/50	$900,000	$900,000 (j)(k)

Total Short-Term Investments (Cost — $10,345,000)				10,345,000
Total Investments — 101.4% (Cost — $2,598,996,922)				2,581,567,542
TOB Floating Rate Notes — (2.6)%				(66,595,000)
Other Assets in Excess of Other Liabilities — 1.2%				29,786,528
Total Net Assets — 100.0%				$2,544,759,070

††	Represents less than 0.1%.
(a)	Maturity date shown represents the mandatory tender date.
(b)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).
(d)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(e)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.
(f)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(g)	Security is valued using significant unobservable inputs (Note 1).
(h)	Securities traded on a when-issued or delayed delivery basis.
(i)	Represents securities deposited into a special purpose entity, referred to as a Tender Option Bond (“TOB”) trust..
(j)
Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the remarketing agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The
SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s
Short-term Obligation Rate Transparency System.

(k)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
November 30, 2025
 Western Asset Managed Municipals Fund
Abbreviation(s) used in this schedule:
AG	—	Assured Guaranty — Insured Bonds
BAM	—	Build America Mutual — Insured Bonds
CAB	—	Capital Appreciation Bonds
COP	—	Certificates of Participation
CSCE	—	Charter School Credit Enhancement
CWA	—	Clean Water Act
DFA	—	Development Finance Agency
EDA	—	Economic Development Authority
EDC	—	Economic Development Corporation
EDR	—	Economic Development Revenue
EFA	—	Educational Facilities Authority
FHLMC	—	Federal Home Loan Mortgage Corporation
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
GTD	—	Guaranteed
HDA	—	Housing Development Authority
HDC	—	Housing Development Corporation
HEFA	—	Health & Educational Facilities Authority
HFA	—	Housing Finance Agency
HFC	—	Housing Finance Commission
HUD	—	Housing & Urban Development
IDA	—	Industrial Development Authority
IDR	—	Industrial Development Revenue
ISD	—	Independent School District
LIQ	—	Liquidity Facility
LOC	—	Letter of Credit
MFA	—	Municipal Finance Authority
MTA	—	Metropolitan Transportation Authority
NATL	—	National Public Finance Guarantee Corporation — Insured Bonds
PCFA	—	Pollution Control Financing Authority
PCR	—	Pollution Control Revenue
PEA	—	Public Energy Authority
PFA	—	Public Facilities Authority
PSF	—	Permanent School Fund
SD	—	School District
SIFMA	—	Securities Industry and Financial Markets Association
SOFR	—	Secured Overnight Financing Rate
SPA	—	Standby Bond Purchase Agreement — Insured Bonds
TCRS	—	Transferable Custodial Receipts
TFA	—	Transitional Finance Authority
USD	—	Unified School District
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund 2025 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Western Asset Managed Municipals Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Western Asset Managed Municipals Fund 2025 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Municipal Bonds	—	$2,447,751,370	$7	$2,447,751,377
Municipal Bonds Deposited in Tender Option Bond Trusts	—	123,471,165	—	123,471,165
Total Long-Term Investments	—	2,571,222,535	7	2,571,222,542
Short-Term Investments†	—	10,345,000	—	10,345,000
Total Investments	—	$2,581,567,535	$7	$2,581,567,542

†	See Schedule of Investments for additional detailed categorizations.

Western Asset Managed Municipals Fund 2025 Quarterly Report